3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Adjustments to previously issued financial statements
	Fincera	Eastern Eagle	Adjustment/Elimination	Combined
	RMB	RMB	RMB	RMB

Total income	350,511	115,987	(13,520)	452,978
Interest expense	103,909	50,493	-	154,402
Interest expense, related parties	43,606	442	(6,025)	38,023
Property and management cost	12,844	96,934	-	109,778
Selling and marketing	14,937	5,976	-	20,913
General and administrative	73,575	40,851	(7,494)	106,932
Income (loss) from continuing operations before income taxes	938	(78,709)	-	(77,771)
Income tax provision (benefit)	1,706	(19,526)	-	(17,820)
Income (loss) from continuing operations	(768)	(59,183)	-	(59,951)
Net income (loss)	50,301	(59,180)	-	(8,879)

Earnings (loss) per share
Basic
Continuing operations	(0.01)	(1.26)	0.00	(1.27)
Discontinued operations	1.08	0.00	0.00	1.08
	1.07	(1.26)	0.00	(0.19)
Diluted
Continuing operations	(0.01)	(1.26)	0.00	(1.27)
Discontinued operations	1.08	0.00	0.00	1.08
	1.07	(1.26)	0.00	(0.19)

Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of earnings per share calculation
	Year ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Net loss	(8,382)	(12,270)	(8,879)
Weighted average number of common shares outstanding – Basic (1)	47,271,473	47,113,656	47,100,290
Stock options (1)	—	—	—
Weighted average number of common shares outstanding – Diluted (1)	47,271,473	47,113,656	47,100,290
Loss per share (1)
Basic	(0.18)	(0.26)	(0.19)
Diluted	(0.18)	(0.26)	(0.19)